Income taxes payable	12 Months Ended
Dec. 31, 2022
Income taxes payable
Income Taxes Payable

21. Income taxes payable

As of December 31, 2022, Chutian had not been paying its corporate income tax of RMB32.5 million to the China State Administration of Taxation since 2018 due to liquidity issue.